Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust IV
Entity Central Index Key	0001659326
Document Period End Date	Jun. 30, 2024
C000225320 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class A Shares
Trading Symbol	JHDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class A Shares)	$89	0.84%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund Class A Shares, without a sales charge, returned 12.12% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 50% of the Index’s positive return with 50% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class A Shares)	February 26, 2021	6.25%	5.45%
JPMorgan Hedged Equity 2 Fund (Class A Shares) - excluding sales charge		12.12	7.16
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,752,540,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 11,553,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,752,540
Total number of portfolio holdings	166
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$11,553

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased
(b)	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

C000225317 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class C Shares
Trading Symbol	JHDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class C Shares)	$142	1.34%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund Class C Shares, without a sales charge, returned 11.55% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 50% of the Index’s positive return with 50% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class C Shares)	February 26, 2021	10.55%	6.64%
JPMorgan Hedged Equity 2 Fund (Class C Shares) - excluding sales charge		11.55	6.64
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,752,540,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 11,553,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,752,540
Total number of portfolio holdings	166
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$11,553

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased
(b)	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000225318 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class I Shares
Trading Symbol	JHQDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class I Shares)	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund Class I Shares returned 12.40% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 50% of the Index’s positive return with 50% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class I Shares)	February 26, 2021	12.40%	7.44%
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,752,540,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 11,553,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,752,540
Total number of portfolio holdings	166
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$11,553

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased
(b)	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000225319 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class R5 Shares
Trading Symbol	JHDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class R5 Shares)	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund Class R5 Shares returned 12.56% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 50% of the Index’s positive return with 50% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class R5 Shares)	February 26, 2021	12.56%	7.58%
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,752,540,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 11,553,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,752,540
Total number of portfolio holdings	166
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$11,553

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased
(b)	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000225316 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 2 Fund
Class Name	Class R6 Shares
Trading Symbol	JHDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 2 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 2 Fund (Class R6 Shares)	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 2 Fund Class R6 Shares returned 12.67% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 50% of the Index’s positive return with 50% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 2 Fund (Class R6 Shares)	February 26, 2021	12.67%	7.70%
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 4,752,540,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 11,553,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$4,752,540
Total number of portfolio holdings	166
Portfolio turnover rate	42%
Total advisory fees paid (000's)	$11,553

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased
(b)	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000238569 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class A Shares
Trading Symbol	JSMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class A Shares)	$48	0.44%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class A Shares, without a sales charge, returned 17.48% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class A Shares)	November 1, 2022	12.18%	16.92%
JPMorgan SmartRetirement® 2065 Fund (Class A Shares) - excluding sales charge		17.48	20.22
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 30,031,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238564 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class C Shares
Trading Symbol	JSMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class C Shares)	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class C Shares, without a sales charge, returned 16.81% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results .
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class C Shares)	November 1, 2022	15.81%	19.54%
JPMorgan SmartRetirement® 2065 Fund (Class C Shares) - excluding sales charge		16.81	19.54
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 30,031,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238565 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class I Shares
Trading Symbol	JSMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class I Shares)	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class I Shares returned 17.68% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class I Shares)	November 1, 2022	17.68%	20.45%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 30,031,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238566 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R2 Shares
Trading Symbol	JSMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R2 Shares returned 17.13% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R2 Shares)	November 1, 2022	17.13%	19.85%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 30,031,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238567 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R3 Shares
Trading Symbol	JSMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R3 Shares returned 17.42% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R3 Shares)	November 1, 2022	17.42%	20.14%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 30,031,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238568 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R4 Shares
Trading Symbol	JSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R4 Shares returned 17.65% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R4 Shares)	November 1, 2022	17.65%	20.43%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 30,031,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238570 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R5 Shares
Trading Symbol	JSMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R5 Shares returned 17.89% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R5 Shares)	November 1, 2022	17.89%	20.64%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 30,031,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238563 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	JSMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® 2065 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® 2065 Fund's Class R6 Shares returned 17.96% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction added significant value over the past year. The U.S. large cap, U.S. multi cap, and U.S. core fixed income platforms added value over the past year. Specifically, the JPMorgan U.S. Research Enhanced Equity Fund, JPMorgan U.S. Equity Fund, and the JPMorgan Global Select Equity ETF added value. Conversely, the emerging markets equity, U.S. small/mid cap equity and high yield platforms detracted. Specifically, the JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan Emerging Markets Equity Fund, and JPMorgan International Developed Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® 2065 Fund (Class R6 Shares)	November 1, 2022	17.96%	20.74%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement 2065 Composite Benchmark		17.18	20.60

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 30,031,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$30,031
Total number of portfolio holdings	24
Portfolio turnover rate	18%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following  is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000203273 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class A Shares
Trading Symbol	JEPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class A Shares)	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund Class A Shares, without a sales charge, returned 9.97% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 42% of the Index’s positive return with 53% of its volatility.
  The Fund’s security selection in the consumer discretionary and health care sectors contributed to performance.
  An underweight position in Apple and an overweight position in Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the information technology and consumer staples sectors detracted from performance.
  An underweight position in Nvidia and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class A Shares)	August 31, 2018	4.19%	7.32%	7.33%
JPMorgan Equity Premium Income Fund (Class A Shares) - excluding sales charge		9.97	8.49	8.32
S&P 500 Index		24.56	15.05	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	4.58

Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,226,658,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 14,847,000
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,226,658
Total number of portfolio holdings	131
Portfolio turnover rate	176%
Total advisory fees paid (000's)	$14,847

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000203274 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class C Shares
Trading Symbol	JEPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class C Shares)	$141	1.35%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund Class C Shares, without a sales charge, returned 9.42% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 42% of the Index’s positive return with 53% of its volatility.
  The Fund’s security selection in the consumer discretionary and health care sectors contributed to performance.
  An underweight position in Apple and an overweight position in Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the information technology and consumer staples sectors detracted from performance.
  An underweight position in Nvidia and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class C Shares)	August 31, 2018	8.42%	7.97%	7.78%
JPMorgan Equity Premium Income Fund (Class C Shares) - excluding sales charge		9.42	7.97	7.78
S&P 500 Index		24.56	15.05	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	4.58

Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,226,658,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 14,847,000
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,226,658
Total number of portfolio holdings	131
Portfolio turnover rate	176%
Total advisory fees paid (000's)	$14,847

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000203275 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class I Shares
Trading Symbol	JEPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class I Shares)	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund Class I Shares returned 10.32% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 42% of the Index’s positive return with 53% of its volatility.
  The Fund’s security selection in the consumer discretionary and health care sectors contributed to performance.
  An underweight position in Apple and an overweight position in Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the information technology and consumer staples sectors detracted from performance.
  An underweight position in Nvidia and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class I Shares)	August 31, 2018	10.32%	8.78%	8.59%
S&P 500 Index		24.56	15.05	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	4.58

Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,226,658,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 14,847,000
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,226,658
Total number of portfolio holdings	131
Portfolio turnover rate	176%
Total advisory fees paid (000's)	$14,847

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000203276 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class R5 Shares
Trading Symbol	JEPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class R5 Shares)	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund Class R5 Shares returned 10.48% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 42% of the Index’s positive return with 53% of its volatility.
  The Fund’s security selection in the consumer discretionary and health care sectors contributed to performance.
  An underweight position in Apple and an overweight position in Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the information technology and consumer staples sectors detracted from performance.
  An underweight position in Nvidia and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class R5 Shares)	August 31, 2018	10.48%	8.94%	8.75%
S&P 500 Index		24.56	15.05	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	4.58

Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,226,658,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 14,847,000
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,226,658
Total number of portfolio holdings	131
Portfolio turnover rate	176%
Total advisory fees paid (000's)	$14,847

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000203277 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Equity Premium Income Fund
Class Name	Class R6 Shares
Trading Symbol	JEPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Equity Premium Income Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income Fund (Class R6 Shares)	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Equity Premium Income Fund Class R6 Shares returned 10.51% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 42% of the Index’s positive return with 53% of its volatility.
  The Fund’s security selection in the consumer discretionary and health care sectors contributed to performance.
  An underweight position in Apple and an overweight position in Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the information technology and consumer staples sectors detracted from performance.
  An underweight position in Nvidia and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income Fund (Class R6 Shares)	August 31, 2018	10.51%	9.03%	8.85%
S&P 500 Index		24.56	15.05	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	2.17	4.58

Performance Inception Date	Aug. 31, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 6,226,658,000
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 14,847,000
Investment Company Portfolio Turnover	176.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$6,226,658
Total number of portfolio holdings	131
Portfolio turnover rate	176%
Total advisory fees paid (000's)	$14,847

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.

C000234321 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class A Shares
Trading Symbol	JPDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class A Shares)	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund’s Class A Shares, without a sales charge, returned 13.55% for the year ended June 30, 2024. The 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Mkt. USD Contingent Capital Index (the “Index”) returned 12.94%, the Bloomberg U.S. Aggregate Index returned 2.63% and the ICE BofA US All Capital Securities Index returned 11.68% for the year ended June 30, 2024.
  The Fund’s underweight allocation to duration (expressed through an underweight allocation to longer-duration, fixed-for-life retail securities) positively contributed to performance relative to the Index as interest rates rose.
  The Fund’s overweight allocation to Canadian bank capital securities detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class A Shares)	March 31, 2022	9.32%	0.59%
JPMorgan Preferred and Income Securities Fund (Class A Shares) - excluding sales charge		13.55	2.31
Bloomberg U.S. Aggregate Index		2.63	(1.39)
ICE BofA US All Capital Securities Index		11.68	1.98
Preferred and Income Securities Composite Benchmark		12.94	1.65

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 988,655,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 3,436,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$988,655
Total number of portfolio holdings	132
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$3,436

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000237453 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class C Shares
Trading Symbol	JPDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class C Shares)	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund’s Class C Shares, without a sales charge, returned 13.00% for the year ended June 30, 2024. The 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Mkt. USD Contingent Capital Index (the “Index”) returned 12.94%, the Bloomberg U.S. Aggregate Index returned 2.63% and the ICE BofA US All Capital Securities Index returned 11.68% for the year ended June 30, 2024.
  The Fund’s underweight allocation to duration (expressed through an underweight allocation to longer-duration, fixed-for-life retail securities) positively contributed to performance relative to the Index as interest rates rose.
  The Fund’s overweight allocation to Canadian bank capital securities detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class C Shares)	August 1, 2022	12.00%	1.74%
JPMorgan Preferred and Income Securities Fund (Class C Shares) - excluding sales charge		13.00	1.74
Bloomberg U.S. Aggregate Index		2.63	(1.39)
ICE BofA US All Capital Securities Index		11.68	1.98
Preferred and Income Securities Composite Benchmark		12.94	1.65

Performance Inception Date	Aug. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 988,655,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 3,436,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$988,655
Total number of portfolio holdings	132
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$3,436

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000234322 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class I Shares
Trading Symbol	JPDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class I Shares)	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund’s Class I Shares returned 13.96% for the year ended June 30, 2024. The 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Mkt. USD Contingent Capital Index (the “Index”) returned 12.94%, the Bloomberg U.S. Aggregate Index returned 2.63% and the ICE BofA US All Capital Securities Index returned 11.68% for the year ended June 30, 2024.
  The Fund’s underweight allocation to duration (expressed through an underweight allocation to longer-duration, fixed-for-life retail securities) positively contributed to performance relative to the Index as interest rates rose.
  The Fund’s overweight allocation to Canadian bank capital securities detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class I Shares)	March 31, 2022	13.96%	2.57%
Bloomberg U.S. Aggregate Index		2.63	(1.39)
ICE BofA US All Capital Securities Index		11.68	1.98
Preferred and Income Securities Composite Benchmark		12.94	1.65

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 988,655,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 3,436,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$988,655
Total number of portfolio holdings	132
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$3,436

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000234320 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Preferred and Income Securities Fund
Class Name	Class R6 Shares
Trading Symbol	JPDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Preferred and Income Securities Fund for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Preferred and Income Securities Fund (Class R6 Shares)	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Preferred and Income Securities Fund’s Class R6 Shares returned 14.01% for the year ended June 30, 2024. The 75% ICE BofA US All Capital Securities Index / 25% Bloomberg Developed Mkt. USD Contingent Capital Index (the “Index”) returned 12.94%, the Bloomberg U.S. Aggregate Index returned 2.63% and the ICE BofA US All Capital Securities Index returned 11.68% for the year ended June 30, 2024.
  The Fund’s underweight allocation to duration (expressed through an underweight allocation to longer-duration, fixed-for-life retail securities) positively contributed to performance relative to the Index as interest rates rose.
  The Fund’s overweight allocation to Canadian bank capital securities detracted from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Preferred and Income Securities Fund (Class R6 Shares)	March 31, 2022	14.01%	2.62%
Bloomberg U.S. Aggregate Index		2.63	(1.39)
ICE BofA US All Capital Securities Index		11.68	1.98
Preferred and Income Securities Composite Benchmark		12.94	1.65

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 988,655,000
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 3,436,000
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$988,655
Total number of portfolio holdings	132
Portfolio turnover rate	36%
Total advisory fees paid (000's)	$3,436

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000225322 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class A Shares
Trading Symbol	JHTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class A Shares)	$92	0.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund Class A Shares, without a sales charge, returned 17.64% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 73% of the Index’s positive return with 65% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class A Shares)	February 26, 2021	11.43%	5.31%
JPMorgan Hedged Equity 3 Fund (Class A Shares) - excluding sales charge		17.64	7.02
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,906,846,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 6,581,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,906,846
Total number of portfolio holdings	166
Portfolio turnover rate	56%
Total advisory fees paid (000's)	$6,581

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000225323 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class C Shares
Trading Symbol	JHTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class C Shares)	$146	1.34%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund Class C Shares, without a sales charge, returned 17.09% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 73% of the Index’s positive return with 65% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class C Shares)	February 26, 2021	16.09%	6.51%
JPMorgan Hedged Equity 3 Fund (Class C Shares) - excluding sales charge		17.09	6.51
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,906,846,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 6,581,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,906,846
Total number of portfolio holdings	166
Portfolio turnover rate	56%
Total advisory fees paid (000's)	$6,581

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000225324 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class I Shares
Trading Symbol	JHQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class I Shares)	$64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund Class I Shares returned 17.97% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 73% of the Index’s positive return with 65% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class I Shares)	February 26, 2021	17.97%	7.30%
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,906,846,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 6,581,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,906,846
Total number of portfolio holdings	166
Portfolio turnover rate	56%
Total advisory fees paid (000's)	$6,581

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000225325 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class R5 Shares
Trading Symbol	JHTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class R5 Shares)	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund Class R5 Shares returned 18.10% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 73% of the Index’s positive return with 65% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class R5 Shares)	February 26, 2021	18.10%	7.46%
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,906,846,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 6,581,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,906,846
Total number of portfolio holdings	166
Portfolio turnover rate	56%
Total advisory fees paid (000's)	$6,581

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000225321 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Hedged Equity 3 Fund
Class Name	Class R6 Shares
Trading Symbol	JHTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Hedged Equity 3 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Hedged Equity 3 Fund (Class R6 Shares)	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Hedged Equity 3 Fund Class R6 Shares returned 18.31% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 73% of the Index’s positive return with 65% of its volatility.
  The Fund’s security selection in the retail and media sectors contributed to performance.
  Overweight positions in Nvidia and Trane Technologies were among the top contributors to performance.
  The Fund’s security selection in the telecommunications and REITs sectors detracted from performance.
  An underweight position in Broadcom and an overweight position in Bristol Myers Squibb were among the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Hedged Equity 3 Fund (Class R6 Shares)	February 26, 2021	18.31%	7.58%
S&P 500 Index		24.56	10.39
ICE BofA 3-Month US Treasury Bill Index		5.42	4.58

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 2,906,846,000
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 6,581,000
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,906,846
Total number of portfolio holdings	166
Portfolio turnover rate	56%
Total advisory fees paid (000's)	$6,581

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
(a)	Put Options Purchased

Material Fund Change [Text Block]
Material changes to the Fund during the period
The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in this sector.

Material Fund Change Risks Change [Text Block]	The Fund added “Technology Sector Risk” disclosure to its summary prospectus as of November 1, 2023. This disclosure was added in light of larger concentrations of portfolio securities in this sector.
C000238571 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class I Shares
Trading Symbol	JSBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class I Shares returned 16.18% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class I Shares)	November 1, 2022	16.18%	19.22%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		17.18	20.60

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 30,882,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$30,882
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238572 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R2 Shares
Trading Symbol	JSBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R2 Shares returned 15.62% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R2 Shares)	November 1, 2022	15.62%	18.65%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		17.18	20.60

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 30,882,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$30,882
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238573 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R3 Shares
Trading Symbol	JSBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R3 Shares returned 15.93% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R3 Shares)	November 1, 2022	15.93%	18.95%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		17.18	20.60

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 30,882,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$30,882
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238574 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R4 Shares
Trading Symbol	JSBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R4 Shares returned 16.18% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R4 Shares)	November 1, 2022	16.18%	19.22%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		17.18	20.60

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 30,882,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$30,882
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238575 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R5 Shares
Trading Symbol	JSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R5 Shares returned 16.41% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R5 Shares)	November 1, 2022	16.41%	19.42%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		17.18	20.60

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 30,882,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$30,882
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000238576 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan SmartRetirement® Blend 2065 Fund
Class Name	Class R6 Shares
Trading Symbol	JSBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan SmartRetirement® Blend 2065 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan SmartRetirement® Blend 2065 Fund's Class R6 Shares returned 16.49% for the year ended June 30, 2024. The MSCI ACWI Index (net total return) returned 19.38%, the S&P Target Date 2065+ Index (the “Index”) returned 16.96% and the JPMorgan SmartRetirement Blend 2065 Composite Benchmark returned 17.18% for the year ended June 30, 2024.
  Relative to the Index, having more total equities versus fixed income was additive. Holding less U.S. REITs added value, while holding more U.S. small cap equity detracted. Diversification in fixed income, relative to the Index, was additive, as U.S. core fixed income underperformed both U.S. high yield and emerging markets debt.
  Portfolio construction detracted over the last year. The U.S. core fixed income platform added value over the past year. Specifically, the JPMorgan Core Bond Fund and the JPMorgan Core Plus Bond Fund added value. Conversely, the emerging markets equity platform detracted. Specifically, the JPMorgan Emerging Markets Research Enhanced Equity Fund underperformed.
  Active asset allocation detracted modestly over the year. As the adviser assessed the path of rates, transitioning economic cycle and uncertainty around the path for growth moving forward, it maintained its risk-off positioning via a diversified underweight to risk assets through January 2024. The Fund's positioning, prior to January, detracted value, as risk assets delivered positive returns despite the uncertainty and muted outlook. The Fund's neutral positioning since that time has served to temper the impact of that historical active asset allocation in more recent months, as the Fund's diversified glide path has been the primary driver of performance returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan SmartRetirement® Blend 2065 Fund (Class R6 Shares)	November 1, 2022	16.49%	19.52%
MSCI ACWI Index (net total return)		19.38	22.79
S&P Target Date 2065+ Index		16.96	20.01
JPMorgan SmartRetirement Blend 2065 Composite Benchmark		17.18	20.60

Performance Inception Date	Nov. 01, 2022
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 30,882,000
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$30,882
Total number of portfolio holdings	17
Portfolio turnover rate	13%
Total advisory fees paid (000's)	$0

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
The following is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.jpmorganfunds.com/funddocuments  or upon request at 800-480-4111.
Effective January 31, 2024, the Fund’s Glidepath and Target Allocation were updated as part of the annual review process.

Updated Prospectus Phone Number	800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments